Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Common Shares Rollforward
Beginning balance (in shares)	524,223,323	488,851,433
Public offering and subscription receipts (in shares)	66,130,063	28,009,341
Dividend reinvestment plan (in shares)	5,217,071	6,068,465
Exercise of share-based awards	1,565,537	1,274,655
Conversion of convertible debentures (in shares)	6,225	19,429
Ending balance (in shares)	597,142,219	524,223,323